SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Contract Balances (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in the Group's contract liabilities (advances from customers and deferred revenue)
Balances of contract liabilities	¥ 281,062,668	¥ 103,026,822
Revenue recognized from contract liabilities at the beginning	¥ 86,139,963	¥ 61,059,585